CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net income (loss)	$ 801,352	$ (1,920,972)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for allowances	183,333	5,645
Depreciation	11,284	11,451
Amortization of debt discount	102,500	740
Induced conversion expense	299,577
Stock-based compensation	135,239	46,089
Utilization of net operating loss carryforward	(346,783)
Deferred tax asset	(197,585)	(79,093)
Changes in operating assets and liabilities:
Due from merchant credit card processors	838,002	(369,901)
Accounts receivable	(1,250,034)	(129,632)
Inventories	(1,651,891)	564,827
Prepaid expenses and vendor deposits	(735,180)	173,800
Other assets	(53,284)
Accounts payable	(2,085,087)	1,579,655
Accrued expenses	70,212	66,109
Customer deposits	(295,429)	(197,305)
Income taxes	53,622	(772,171)
NET CASH USED IN OPERATING ACTIVITIES	(4,120,152)	(1,020,758)
INVESTING ACTIVITIES:
Purchases of property and equipment	(14,779)	(9,318)
NET CASH USED IN INVESTING ACTIVITIES	(14,779)	(9,318)
FINANCING ACTIVITIES
Proceeds from sale of common stock, net of offering costs	9,125,103
Proceeds from issuance of senior convertible note payable to related parties	425,000	350,000
Proceeds from issuance of senior convertible note payable to stockholder	500,000
Principle repayments of senior note payable to stockholder	(70,513)	500,000
Proceeds from term loan payable	750,000
Principle repayments of term loan payable	(271,153)
Proceeds from factoring facility	407,888
Principle repayments of factoring facility	(407,888)
Proceeds from exercise of stock options	70,300
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,528,737	850,000
INCREASE (DECREASE) IN CASH	6,393,806	(180,076)
CASH - BEGINNING OF YEAR	176,409	356,485
CASH - END OF YEAR	6,570,215	176,409
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	297,508	119,515
Cash paid for income taxes	13,770	381,814
Noncash financing activities:
Issuance of common stock in connection with conversion of notes payable	1,704,487
Deferred debt discount on convertible notes payable	$ 98,970